                                   [GRAPHIC]

                                          Annual Report October 31, 2001

Oppenheimer
Small Cap Value Fund

                           [LOGO] Oppenheimer Funds

REPORT HIGHLIGHTS

Fund Objective
Oppenheimer Small Cap Value Fund seeks capital appreciation.

   CONTENTS

 1 Letter to
   Shareholders

 3 An Interview
   with Your Fund's
   Managers

 7 Fund Performance

12 Financial
   Statements

44 Independent
   Auditors' Report

45 Federal
   Income Tax
   Information

46 Officers and Trustees

                                           -------------------------------------
                                           Average Annual Total Returns*

                                                        For the 1-Year Period
                                                        Ended 10/31/01

                                                        Without       With
                                                        Sales Chg.    Sales Chg.
                                           -------------------------------------
                                           Class A      -3.02%        -8.60%
                                           -------------------------------------
                                           Class B      -3.60         -8.16
                                           -------------------------------------
                                           Class C      -3.61         -4.52
                                           -------------------------------------
                                           Class N      -0.36         -1.35
                                           -------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 10 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[PHOTO]

John V. Murphy
Chairman, President and Chief Executive Officer
OppenheimerFunds, Inc.

We are all learning to live and cope in an incredible and unprecedented period in our nation's history. At OppenheimerFunds, we know and understand that these are difficult times. Yet out of the September 11 tragedy, I believe a new resolve, determination and strength was born and has emerged in all of us. I would like to thank everyone who wrote to me. Your letters were a source of inspiration for all of us at OppenheimerFunds.
     The road to recovery is ahead of us. As of mid October, the markets started to recoup much of the loss since the September 11 attack. The Federal Reserve cut the overnight rate for the tenth time this year to its lowest level since 1962. And as economists have mentioned, the market has fundamental and underlying strengths. The groundwork is being laid for economic recovery.
     During these trying times for investors, we encourage you to work closely with your financial advisor and to stay focused on your long-term investment goals keeping in mind the benefits of diversification and the importance of a long-term perspective.
     It is also important and reassuring to remember that our portfolio management teams are an experienced group of investment professionals. They are diligently monitoring the events that are shaping the economy and the financial world, while using their proven expertise to manage your fund. Just as your financial advisor employs diversification and asset allocation to determine the appropriate balance of risk and reward for your portfolio, OppenheimerFunds' portfolio managers are guided by similar principles: using broad diversification, keeping a focus on business fundamentals and maintaining a long-term investment perspective.
     As a firm directly affected by the events of September 11, we stand strong, resolute and united with America and we will be forever indebted to those who helped save lives and who continue to serve so heroically in this time of great uncertainty and need.

                     1 | OPPENHEIMER SMALL CAP VALUE FUND

LETTER TO SHAREHOLDERS

     To express our gratitude, we have established the "World Trade Center Legacy Relief Fund." We pledge to match the first $1 million in donations to this Fund and send all proceeds to qualified, prescreened charities that support victims' families, which initially are "The Twin Towers Fund," the "Lumina Foundation for Education--Families of Freedom Scholarship Fund" and "The Windows of Hope Family Relief Fund." For more information regarding the "World Trade Center Legacy Relief Fund," please go to our website, www.oppenheimerfunds.com, or contact the Legacy Program at 1.877.634.4483.

     At OppenheimerFunds, we thank you for your continued support and confidence. We look forward to showing and sharing with you the strength, expertise and resolve that make OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy

November 21, 2001

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                     2 | OPPENHEIMER SMALL CAP VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management Team
Chris Leavy
John Damian

How did Oppenheimer Small Cap Value Fund perform during the 12-month period that ended October 31, 2001?
While we are never satisfied with negative returns, we are nonetheless pleased that the Fund produced better performance than its benchmark, the Russell 2000 Index, and placed in the second quartile of its Lipper peer group, the Lipper Small-Cap Core Index./1/
     We attribute the Fund's negative returns in large part to persistent weakness in the U.S. economy. When the reporting period began, evidence had emerged that capital spending was declining dramatically, resulting in lower sales and profits for many companies. In this environment, small-cap stocks generally performed better than large-cap stocks, and value-oriented stocks typically provided higher returns than growth stocks. However, near the end of the period, virtually all stocks--including small-cap value stocks--fell sharply after the events of September 11.

To what do you attribute the Fund's performance relative to its benchmark and peer group?
For most of the 12-month reporting period, the Fund was managed using a quantitative approach to stock selection. This stock scoring system helped the Fund participate in some of the best performing areas of the small-cap stock market, such as healthcare. Computer models also helped the Fund avoid some of the worst performing sectors, such as communications services.
     However, as of October 10, 2001, the Fund changed its investment approach to also include fundamental analysis. While this new approach also involves quantitative analysis, it places greater emphasis on fundamental research in a value-oriented stock selection strategy. In our view, this approach is appropriate for the challenges and opportunities currently

1. Oppenheimer Small Cap Value Fund's Class A shares placed in the second quartile of its peer group--ranking [75 of 290] funds included in The Lipper Small-Cap Core Index for the 1-year period ended 10/31/01. Lipper rankings are based on the comparisons between changes in net asset value without considering sales charges, with dividends and capital gains distributions reinvested.

                     3 | OPPENHEIMER SMALL CAP VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------------------------------------------------------
The Fund's approach is value oriented, which we believe is appropriate as valuations and business fundamentals have become increasingly important to investors.
--------------------------------------------------------------------------------

facing the small-cap marketplace. The Fund's investment objective and policies, however, remain unchanged.

Where did the Fund's quantitative approach find the most compelling investment opportunities?
Soon after the reporting period began, investors turned away from highly valued growth stocks and toward more reasonably priced value stocks. In this environment, the healthcare sector benefited as investors flocked toward reasonably priced companies with lower--but more consistent--earnings growth records. Health services companies such as hospitals, HMOs, laboratories and physician management companies provided particularly good results. In addition, the Fund was able to avoid the biotechnology area and much of the volatility that plagued the sector.
     The Fund's technology holdings also positively contributed to performance, despite the poor performance of the group as a whole. Strong individual stock picks in this area boosted the Fund's performance relative to the averages.
     On the other hand, financial services stocks' contribution to the Fund's overall performance was muted, despite good overall performance, because we held a smaller percentage of these stocks than the Index.

How would you describe the Fund's current investment approach?
Our approach combines quantitative and fundamental analysis. First, we run computer models employing valuation and momentum criteria to rank approximately 500 small-cap stocks in order of their relative attractiveness. We then subject the highest ranked stocks to extensive fundamental analysis. We look for sound businesses selling at attractive prices that we believe will experience significant earnings growth over the next one to three years. In the course of our research, we visit com-

                     4 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------
Average Annual Total Returns

For the Periods Ended 9/30/01/2/

Class A
1-Year      5-Year     10-Year
--------------------------------------
-16.25%     4.59%      8.88%

Class B                Since
1-Year      5-Year     Inception
--------------------------------------
-15.82%     4.96%      6.68%

Class C                Since
1-Year      5-Year     Inception
--------------------------------------
-12.49%     5.28%      6.53%

Class N                Since
1-Year      5-Year     Inception
--------------------------------------
N/A         N/A        -5.75%

--------------------------------------

pany management and may talk with suppliers, customers and competitors. We try to purchase stocks when they are near the low end of their valuation ranges. An important part of our approach is to identify catalysts that we believe will produce positive earnings surprises and "unlock" a company's true value.

What changes do you anticipate making to the Fund?
We are proceeding slowly and deliberately as part of this planned transition from one portfolio management team to another. Accordingly, we made only a few changes to the Fund's investments during the reporting period.
     Over time, however, we expect to reduce the number of securities in the portfolio. As of October 10, the first day of the new team's tenure, the Fund held approximately 500 stocks. In order to ensure that we analyze each holding appropriately, we intend to reduce the Fund's portfolio over time to about 75 holdings, each of which comprises between 0.5% and 2.5% of total assets.

Where are you currently finding attractive investment opportunities?
Despite their recently strong performance relative to large-cap stocks, small companies continue to offer lower valuations than their larger counterparts, suggesting that small-cap stocks still have more opportunity to grow.
     Although we continue to proceed cautiously, we have recently identified a number of opportunities in the stocks of undervalued technology companies. Some technology stocks fell farther than was warranted by their business fundamentals during the recent sell-off. We are especially excited about a select group of technology companies that we believe will see higher earnings over the next several years as the economy recovers.

2. See Notes on page 10 for further details.

                     5 | OPPENHEIMER SMALL CAP VALUE FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

--------------------------------
Sector Allocation/3/

             [CHART]

 .Financial                 19.8%
 .Consumer Cyclicals        19.3%
 .Capital Goods             11.9%
 .Healthcare                 9.8%
 .Consumer Staples           9.0%
 .Technology                 8.4%
Energy                      7.6%
Basic Materials             7.4%
Communication Services      2.4%
Utility                     2.3%
Transportation              2.1%
--------------------------------

     Regardless of where the most compelling values and brightest earnings prospects can be found, we believe that the Fund's investment approach makes it an excellent choice for investors seeking long-term growth from investments in small companies. Providing such choices is an important part of what makes Oppenheimer Small Cap Value Fund The Right Way to Invest.

Top Ten Common Stock Holdings/4/
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                 1.2%
--------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                                   1.1
--------------------------------------------------------------------------------
Enterasys Networks, Inc.                                                    1.0
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                          1.0
--------------------------------------------------------------------------------
Maxtor Corp.                                                                1.0
--------------------------------------------------------------------------------
Mentor Graphics Corp.                                                       0.9
--------------------------------------------------------------------------------
Bunge Ltd.                                                                  0.9
--------------------------------------------------------------------------------
Pittston Brink's Group                                                      0.9
--------------------------------------------------------------------------------
Ferro Corp.                                                                 0.7
--------------------------------------------------------------------------------
Titan Corp. (The)                                                           0.7

Top Five Common Stock Industries/4/
--------------------------------------------------------------------------------
Banks                                                                       9.0%
--------------------------------------------------------------------------------
Healthcare/Supplies & Services                                              6.5
--------------------------------------------------------------------------------
Retail: Specialty                                                           4.9
--------------------------------------------------------------------------------
Industrial Services                                                         4.4
--------------------------------------------------------------------------------
Manufacturing                                                               4.2

3. Portfolio is subject to change. Percentages are as of October 31, 2001, and are based on total market value of common stock.
4. Portfolio is subject to change. Percentages are as of October 31, 2001, and are based on net assets.

                     6 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE

How has the Fund performed? Below is a discussion, by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's discussion of performance. During the fiscal year that ended October 31, 2001, Oppenheimer Small Cap Value Fund's performance was strongly influenced by changes in economic and market conditions. The Fund was helped by a shift in investor sentiment away from momentum-oriented growth stocks toward reasonably valued and fundamentally strong value stocks. This shift benefited the Fund because, after a long period of underperformance, small company stocks were generally more attractively valued than large-cap stocks. Near the end of the reporting period, the Fund's management team changed and the Fund began to follow a more value-oriented approach. Although this had no significant influence on the Fund's performance during the reporting period, it is expected to have a major impact in the future. The Fund's portfolio allocations, strategies and management are subject to change.
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2001. In the case of Class A shares, performance is measured over a 10-year period. In the case of Class B and Class C shares, performance is measured from inception of those classes on September 1, 1993. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund's performance is compared to that of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index with an average market weight of $580 million. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

                     7 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                        Oppenheimer Small
                         Cap Value Fund
                            (Class A)              Russell 2000 Index

10/31/1991                    9,425                      10,000
 1/31/1992                   10,813                      11,136
 4/30/1992                   10,748                      10,685
 7/31/1992                   10,482                      10,674
10/31/1992                   10,518                      10,949
 1/31/1993                   12,325                      12,610
 4/30/1993                   12,542                      12,370
 7/31/1993                   12,790                      13,177
10/31/1993                   13,696                      14,498
 1/31/1994                   14,339                      14,955
 4/30/1994                   13,617                      14,198
 7/31/1994                   13,273                      13,785
10/31/1994                   13,701                      14,447
 1/31/1995                   13,462                      14,056
 4/30/1995                   13,936                      15,224
 7/31/1995                   14,969                      17,228
10/31/1995                   14,909                      17,098
 1/31/1996                   15,697                      18,267
 4/30/1996                   16,954                      20,247
 7/31/1996                   15,963                      18,418
10/31/1996                   17,468                      19,937
 1/31/1997                   19,101                      21,728
 4/30/1997                   18,716                      20,257
 7/31/1997                   22,601                      24,568
10/31/1997                   23,184                      25,785
 1/31/1998                   22,964                      25,655
 4/30/1998                   25,219                      28,847
 7/31/1998                   21,563                      25,137
10/31/1998                   19,695                      22,732
 1/31/1999                   20,169                      25,740
 4/30/1999                   20,980                      26,178
 7/31/1999                   22,062                      26,999
10/31/1999                   19,770                      26,111
 1/31/2000                   20,147                      30,308
 4/30/2000                   21,510                      31,000
 7/31/2000                   23,344                      30,717
10/31/2000                   24,989                      30,656
 1/31/2001                   25,687                      31,427
 4/30/2001                   25,240                      30,114
 7/31/2001                   26,158                      31,191
10/31/2001                   24,235                      26,763


Average Annual Total Returns of Class A Shares of the Fund at 10/31/01/1/
1-Year  -8.60%    5-Year  5.51%    10-Year  9.26%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                        Oppenheimer Small
                         Cap Value Fund
                            (Class B)              Russell 2000 Index

 9/01/1993                   10,000                      10,000
10/31/1993                   10,273                      10,547
 1/31/1994                   10,744                      10,879
 4/30/1994                   10,195                      10,329
 7/31/1994                    9,925                      10,028
10/31/1994                   10,233                      10,510
 1/31/1995                   10,035                      10,225
 4/30/1995                   10,371                      11,075
 7/31/1995                   11,128                      12,533
10/31/1995                   11,070                      12,438
 1/31/1996                   11,633                      13,288
 4/30/1996                   12,553                      14,729
 7/31/1996                   11,805                      13,398
10/31/1996                   12,904                      14,503
 1/31/1997                   14,089                      15,806
 4/30/1997                   13,785                      14,736
 7/31/1997                   16,626                      17,872
10/31/1997                   17,040                      18,757
 1/31/1998                   16,851                      18,663
 4/30/1998                   18,484                      20,985
 7/31/1998                   15,781                      18,286
10/31/1998                   14,404                      16,536
 1/31/1999                   14,726                      18,725
 4/30/1999                   15,300                      19,043
 7/31/1999                   16,069                      19,641
10/31/1999                   14,394                      18,995
 1/31/2000                   14,668                      22,048
 4/30/2000                   15,661                      22,551
 7/31/2000                   16,996                      22,345
10/31/2000                   18,194                      22,301
 1/31/2001                   18,702                      22,862
 4/30/2001                   18,376                      21,906
 7/31/2001                   19,045                      21,963
10/31/2001                   17,645                      19,469


Average Annual Total Returns of Class B Shares of the Fund at 10/31/01/1/
1-Year  -8.16%    5-Year  5.89%    Since Inception  7.20%

The Fund's name changed from Oppenheimer Quest Small Cap Fund on 2/28/2001.
1. See Notes on page 10 for further details.

                     8 | OPPENHEIMER SMALL CAP VALUE FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                        Oppenheimer Small
                         Cap Value Fund
                            (Class C)              Russell 2000 Index

 9/01/1993                   10,000                      10,000
10/31/1993                   10,279                      10,547
 1/31/1994                   10,744                      10,879
 4/30/1994                   10,195                      10,329
 7/31/1994                    9,925                      10,028
10/31/1994                   10,227                      10,510
 1/31/1995                   10,035                      10,225
 4/30/1995                   10,371                      11,075
 7/31/1995                   11,128                      12,533
10/31/1995                   11,070                      12,438
 1/31/1991                   11,630                      13,288
 4/30/1996                   12,551                      14,729
 7/31/1996                   11,801                      13,398
10/31/1996                   12,902                      14,503
 1/31/1997                   14,089                      15,806
 4/30/1997                   13,784                      14,736
 7/31/1997                   16,631                      17,872
10/31/1997                   17,037                      18,757
 1/31/1998                   16,855                      18,663
 4/30/1998                   18,492                      20,985
 7/31/1998                   15,784                      18,286
10/31/1998                   14,405                      16,536
 1/31/1999                   15,302                      18,725
 4/30/1999                   15,302                      19,043
 7/31/1999                   16,072                      19,641
10/31/1999                   14,382                      18,995
 1/31/2000                   14,639                      22,048
 4/30/2000                   15,613                      22,551
 7/31/2000                   16,922                      22,345
10/31/2000                   18,091                      22,301
 1/31/2001                   18,571                      22,862
 4/30/2001                   18,215                      21,906
 7/31/2001                   18,852                      21,963
10/31/2001                   17,438                      19,469


Average Annual Total Returns of Class C Shares of the Fund at 10/31/01/1/
1-Year  -4.52%    5-Year  6.21%    Since Inception  7.05%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

                                    [CHART]

                        Oppenheimer Small
                         Cap Value Fund
                            (Class N)              Russell 2000 Index

 3/01/2001                   10,000                      10,000
 4/30/2001                   10,383                      10,255
 7/31/2001                   10,761                      10,281
10/31/2001                    9,865                       9,114


Cumulative Total Return of Class N Shares of the Fund at 10/31/01/1/ Since Inception -1.35%

The performance information for Russell 2000 Index in the graphs begins on 10/31/91 for Class A, 8/31/93 for Class B and Class C, and 2/28/01 for Class N.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                     9 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

OppenheimerFunds, Inc. became the Fund's Advisor on 11/22/95. The Fund was subadvised by OpCap Advisors from that date until 2/25/01.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com and read the prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary reduction of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life of class" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                     10 | OPPENHEIMER SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                                                      Financials


                     11 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS October 31, 2001

                                                                             Market Value
                                                          Shares              See Note 1
=========================================================================================
Common Stocks--89.2%
-----------------------------------------------------------------------------------------
Basic Materials--6.6%
-----------------------------------------------------------------------------------------
Chemicals--3.1%
Airgas, Inc./1/                                            30,000             $   403,500
-----------------------------------------------------------------------------------------
Arch Chemicals, Inc.                                       16,000                 319,840
-----------------------------------------------------------------------------------------
Cabot Corp.                                                 9,000                 301,500
-----------------------------------------------------------------------------------------
Calgon Carbon Corp.                                         9,000                  83,160
-----------------------------------------------------------------------------------------
Cambrex Corp.                                               4,000                 148,000
-----------------------------------------------------------------------------------------
Ferro Corp.                                               100,000               2,200,000
-----------------------------------------------------------------------------------------
H.B. Fuller Co.                                            11,800                 606,874
-----------------------------------------------------------------------------------------
Hercules, Inc./1/                                         200,000               1,512,000
-----------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                       10,000                 281,400
-----------------------------------------------------------------------------------------
Lyondell Chemical Co.                                      78,000               1,038,180
-----------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                12,500                 511,250
-----------------------------------------------------------------------------------------
Octel Corp./1/                                             12,000                 230,040
-----------------------------------------------------------------------------------------
OM Group, Inc.                                              6,000                 363,300
-----------------------------------------------------------------------------------------
SCP Pool Corp./1/                                          31,500                 732,060
-----------------------------------------------------------------------------------------
Universal Corp.                                             8,000                 258,720
                                                                              -----------
                                                                                8,989,824

-----------------------------------------------------------------------------------------
Metals--1.6%
Aviall, Inc/1/                                             38,700                 186,534
-----------------------------------------------------------------------------------------
Century Aluminum Co.                                       26,000                 253,500
-----------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                               10,000                 217,500
-----------------------------------------------------------------------------------------
CIRCOR International, Inc.                                 83,000               1,464,950
-----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. A/1/             14,700                 147,147
-----------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B/1/             32,300                 358,530
-----------------------------------------------------------------------------------------
NS Group, Inc./1/                                          19,000                 130,150
-----------------------------------------------------------------------------------------
Stillwater Mining Co./1/                                   20,000                 311,800
-----------------------------------------------------------------------------------------
Titanium Metals Corp./1/                                   54,500                 171,675
-----------------------------------------------------------------------------------------
UCAR International, Inc./1/                               151,500               1,101,405
-----------------------------------------------------------------------------------------
Walter Industries, Inc.                                    40,000                 419,600
                                                                              -----------
                                                                                4,762,791

-----------------------------------------------------------------------------------------
Paper--1.9%
Glatfelter                                                 33,600                 504,000
-----------------------------------------------------------------------------------------
Pactiv Corp./1/                                            82,000               1,328,400
-----------------------------------------------------------------------------------------
Rayonier, Inc.                                             12,800                 547,584
-----------------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                 350,000               3,339,000
                                                                              -----------
                                                                                5,718,984

                     12 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Capital Goods--10.7%
-----------------------------------------------------------------------------------------
Aerospace/Defense--0.9%
American Axle & Manufacturing Holdings, Inc./1/             5,600             $    94,640
-----------------------------------------------------------------------------------------
DRS Technologies, Inc./1/                                  28,000               1,129,800
-----------------------------------------------------------------------------------------
Intermagnetics General Corp.                               14,280                 411,692
-----------------------------------------------------------------------------------------
Moog, Inc., Cl. A/1/                                       33,750                 733,725
-----------------------------------------------------------------------------------------
Precision Castparts Corp.                                  17,500                 397,950
                                                                              -----------
                                                                                2,767,807

-----------------------------------------------------------------------------------------
Electrical Equipment--1.2%
AMETEK, Inc.                                                5,000                 135,000
-----------------------------------------------------------------------------------------
CLARCOR, Inc.                                               5,000                 123,000
-----------------------------------------------------------------------------------------
EMCOR Group, Inc./1/                                       25,000                 978,000
-----------------------------------------------------------------------------------------
Encore Wire Corp./1/                                        5,000                  57,750
-----------------------------------------------------------------------------------------
Genlyte Group, Inc. (The)/1/                                6,000                 160,800
-----------------------------------------------------------------------------------------
Interlogix, Inc./1/                                         6,400                 167,104
-----------------------------------------------------------------------------------------
LTX Corp./1/                                              106,700               1,756,282
                                                                              -----------
                                                                                3,377,936

-----------------------------------------------------------------------------------------
Industrial Services--4.4%
Coinstar, Inc/1/                                           40,000                 738,800
-----------------------------------------------------------------------------------------
Graco, Inc.                                                28,750                 934,375
-----------------------------------------------------------------------------------------
Granite Construction, Inc.                                 17,550                 436,995
-----------------------------------------------------------------------------------------
ICT Group, Inc./1/                                         10,600                 148,400
-----------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                            25,500                 539,580
-----------------------------------------------------------------------------------------
McDermott International, Inc/1/                            38,600                 409,160
-----------------------------------------------------------------------------------------
Mobile Mini, Inc./1/                                       11,000                 342,980
-----------------------------------------------------------------------------------------
National Data Corp.                                        25,000                 880,000
-----------------------------------------------------------------------------------------
National Processing, Inc./1/                               31,300                 818,495
-----------------------------------------------------------------------------------------
Navigant Consulting, Inc./1/                               34,000                 122,740
-----------------------------------------------------------------------------------------
New England Business Service, Inc.                          3,000                  52,410
-----------------------------------------------------------------------------------------
Oil States International, Inc./1/                           5,200                  46,540
-----------------------------------------------------------------------------------------
Pason Systems, Inc./1/                                     40,000                 220,597
-----------------------------------------------------------------------------------------
Pittston Brink's Group                                    132,000               2,541,000
-----------------------------------------------------------------------------------------
Right Management Consultants, Inc/1/                       11,550                 401,593
-----------------------------------------------------------------------------------------
Stericycle, Inc./1/                                        19,000                 912,000
-----------------------------------------------------------------------------------------
Sylvan Learning Systems, Inc/1/                            40,000                 896,000
-----------------------------------------------------------------------------------------
Teekay Shipping Corp.                                      22,000                 608,080
-----------------------------------------------------------------------------------------
Tetra Technologies, Inc./1/                                26,000                 442,520
-----------------------------------------------------------------------------------------
TRC Cos., Inc./1/                                           5,200                 218,816
-----------------------------------------------------------------------------------------
URS Corp./(1)/                                             22,000                 492,800
-----------------------------------------------------------------------------------------
Wackenhut Corrections Corp/1/                              28,700                 430,500
-----------------------------------------------------------------------------------------
Waste Connections, Inc./1/                                  7,000                 204,540
                                                                              -----------
                                                                               12,838,921

                     13 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Manufacturing--4.2%
AEP Industries, Inc./1/                                    10,400             $   208,520
-----------------------------------------------------------------------------------------
Albany International Corp. Cl. A/1/                        20,000                 390,000
-----------------------------------------------------------------------------------------
American Woodmark Corp.                                     5,900                 203,904
-----------------------------------------------------------------------------------------
Ameron International Corp.                                  4,800                 314,880
-----------------------------------------------------------------------------------------
AptarGroup, Inc.                                           23,000                 692,300
-----------------------------------------------------------------------------------------
Astronics Corp./1/                                         17,200                 232,200
-----------------------------------------------------------------------------------------
Ball Corp.                                                 18,000               1,107,720
-----------------------------------------------------------------------------------------
Donaldson Co., Inc.                                        22,000                 694,100
-----------------------------------------------------------------------------------------
Flowserve Corp./1/                                         20,600                 481,628
-----------------------------------------------------------------------------------------
Interpool, Inc.                                             5,500                  66,550
-----------------------------------------------------------------------------------------
Ivex Packaging Corp./1/                                    36,000                 657,000
-----------------------------------------------------------------------------------------
Knight Transportation, Inc./1/                             29,500                 719,505
-----------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                        28,000                 645,400
-----------------------------------------------------------------------------------------
Maverick Tube Corp./1/                                     11,000                 133,100
-----------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                               8,900                 465,470
-----------------------------------------------------------------------------------------
NCH Corp.                                                   3,500                 162,575
-----------------------------------------------------------------------------------------
Oakley, Inc./1/                                            40,000                 427,200
-----------------------------------------------------------------------------------------
Paxar Corp./1/                                              9,000                  99,450
-----------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                     22,000                 380,380
-----------------------------------------------------------------------------------------
Roper Industries, Inc.                                      5,000                 212,000
-----------------------------------------------------------------------------------------
Silgan Holdings, Inc./1/                                    6,000                 120,900
-----------------------------------------------------------------------------------------
SPS Technologies, Inc./1/                                   3,000                  89,700
-----------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                         28,500                 421,230
-----------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A                                4,900                 224,175
-----------------------------------------------------------------------------------------
Tennant Co.                                                 7,000                 244,300
-----------------------------------------------------------------------------------------
Titan Corp. (The)/1/                                       81,400               2,126,982
-----------------------------------------------------------------------------------------
Watts Industries, Inc., Cl. A                               6,500                  90,025
-----------------------------------------------------------------------------------------
Woodward Governor Co.                                      16,500                 778,140
                                                                              -----------
                                                                               12,389,334

-----------------------------------------------------------------------------------------
Communication Services--2.1%
-----------------------------------------------------------------------------------------
Telecommunications-Long Distance--1.0%
Boston Communications Group, Inc./1/                       20,000                 185,000
-----------------------------------------------------------------------------------------
General Cable Corp.                                        53,500                 604,550
-----------------------------------------------------------------------------------------
General Communication, Inc., Cl. A/1/                      45,800                 532,196
-----------------------------------------------------------------------------------------
Illuminet Holdings, Inc./1/                                30,000               1,072,800
-----------------------------------------------------------------------------------------
Lightbridge, Inc./1/                                       29,579                 272,127
-----------------------------------------------------------------------------------------
SymmetriCom, Inc./1/                                       52,900                 296,240
                                                                              -----------
                                                                                2,962,913

-----------------------------------------------------------------------------------------
Telephone Utilities--0.1%
Commonwealth Telephone Enterprises, Inc./1/                 8,000                 342,640

                     14 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Telecommunications-Wireless--1.0%
Leap Wireless International, Inc./1/                      116,100             $ 1,726,407
-----------------------------------------------------------------------------------------
Metro One Telecommunication, Inc./1/                        9,900                 298,485
-----------------------------------------------------------------------------------------
Millicom International Cellular SA/1/                      80,000                 884,000
                                                                              -----------
                                                                                2,908,892

-----------------------------------------------------------------------------------------
Consumer Cyclicals--17.3%
-----------------------------------------------------------------------------------------
Autos & Housing--4.0%
Apogee Enterprises, Inc.                                    9,400                 131,224
-----------------------------------------------------------------------------------------
Applica, Inc./1/                                           29,000                 214,600
-----------------------------------------------------------------------------------------
Beazer Homes USA, Inc./1/                                   4,500                 205,515
-----------------------------------------------------------------------------------------
Centex Corp.                                                3,500                 133,910
-----------------------------------------------------------------------------------------
Crossmann Communities, Inc.                                 8,000                 220,000
-----------------------------------------------------------------------------------------
Dal-Tile International, Inc./1/                            48,000                 778,080
-----------------------------------------------------------------------------------------
Direct Focus, Inc./1/                                      38,250                 930,240
-----------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                28,000                 896,280
-----------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                              18,600                 524,520
-----------------------------------------------------------------------------------------
Group 1 Automotive, Inc./1/                                11,700                 313,560
-----------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A/1/                       9,000                 105,300
-----------------------------------------------------------------------------------------
Kennametal, Inc.                                           19,000                 668,420
-----------------------------------------------------------------------------------------
Lancaster Colony Corp.                                     19,000                 592,040
-----------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                      15,000                 400,050
-----------------------------------------------------------------------------------------
NVR, Inc./1/                                                3,000                 474,900
-----------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                                 14,000                 164,500
-----------------------------------------------------------------------------------------
Polaris Industries, Inc.                                    6,500                 292,240
-----------------------------------------------------------------------------------------
Pulte Homes, Inc.                                          11,000                 357,500
-----------------------------------------------------------------------------------------
Rollins, Inc.                                              10,500                 170,625
-----------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                   20,000               1,070,000
-----------------------------------------------------------------------------------------
Security Capital Group, Inc., Cl. B/1/                      6,000                 112,200
-----------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                             5,000                 107,400
-----------------------------------------------------------------------------------------
St. Joe Co. (The)                                          21,000                 540,540
-----------------------------------------------------------------------------------------
Stratus Properties, Inc./1/                                10,833                  99,664
-----------------------------------------------------------------------------------------
Toro Co. (The)                                             20,500                 879,450
-----------------------------------------------------------------------------------------
Universal Forest Products, Inc.                             9,000                 152,910
-----------------------------------------------------------------------------------------
Watsco, Inc.                                               10,600                 137,694
-----------------------------------------------------------------------------------------
York International Corp.                                   32,000                 980,480
                                                                              -----------
                                                                               11,653,842

-----------------------------------------------------------------------------------------
Consumer Services--1.3%
Ambassadors International, Inc.                            13,400                 194,970
-----------------------------------------------------------------------------------------
AmeriPath, Inc./1/                                         30,400                 854,544
-----------------------------------------------------------------------------------------
Cendant Corp./1/                                           42,496                 550,748
-----------------------------------------------------------------------------------------
Dun & Bradstreet Corp./1/                                  21,000                 656,460

                     15 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Consumer Services Continued
FTI Consulting, Inc./1/                                    14,000             $   415,100
-----------------------------------------------------------------------------------------
Midas, Inc.                                                 7,000                  71,750
-----------------------------------------------------------------------------------------
Rent-A-Center, Inc./1/                                      4,000                 109,000
-----------------------------------------------------------------------------------------
Rightchoice Managed Care, Inc./1/                          10,600                 709,140
-----------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings/1/                             18,600                 328,104
                                                                              -----------
                                                                                3,889,816

-----------------------------------------------------------------------------------------
Leisure & Entertainment--3.8%
ABM Industries, Inc.                                       14,500                 395,850
-----------------------------------------------------------------------------------------
Action Performance Cos., Inc./1/                           22,200                 581,862
-----------------------------------------------------------------------------------------
Activision, Inc./1/                                        16,000                 578,400
-----------------------------------------------------------------------------------------
Alliance Gaming Corp./1/                                   16,000                 316,800
-----------------------------------------------------------------------------------------
Anchor Gaming/1/                                           17,000                 864,110
-----------------------------------------------------------------------------------------
Arctic Cat, Inc.                                            7,000                 113,400
-----------------------------------------------------------------------------------------
Argosy Gaming Co./1/                                       28,000                 812,840
-----------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp./1/                      115,000               2,122,900
-----------------------------------------------------------------------------------------
Boyd Gaming Corp./1/                                       24,000                 103,200
-----------------------------------------------------------------------------------------
Callaway Golf Co.                                          22,000                 314,380
-----------------------------------------------------------------------------------------
Choice Hotels International, Inc./1/                       36,300                 635,250
-----------------------------------------------------------------------------------------
Crestline Capital Corp./1/                                 14,000                 404,600
-----------------------------------------------------------------------------------------
Extended Stay America, Inc./1/                             33,000                 445,500
-----------------------------------------------------------------------------------------
GTech Holdings Corp./1/                                    18,000                 718,200
-----------------------------------------------------------------------------------------
Handleman Co./1/                                           30,000                 369,000
-----------------------------------------------------------------------------------------
JAKKS Pacific, Inc./1/                                     13,000                 245,050
-----------------------------------------------------------------------------------------
MTR Gaming Group, Inc./1/                                  34,700                 367,820
-----------------------------------------------------------------------------------------
Pegasus Solutions, Inc./1/                                 11,000                 112,750
-----------------------------------------------------------------------------------------
Penn National Gaming, Inc./1/                              29,000                 593,920
-----------------------------------------------------------------------------------------
Prime Hospitality Corp./1/                                 16,000                 146,880
-----------------------------------------------------------------------------------------
ResortQuest International, Inc./1/                         23,000                 106,950
-----------------------------------------------------------------------------------------
Shuffle Master, Inc./1/                                    40,000                 500,800
-----------------------------------------------------------------------------------------
WMS Industries, Inc./1/                                    23,100                 414,645
                                                                              -----------
                                                                               11,265,107

-----------------------------------------------------------------------------------------
Media--1.3%
Banta Corp.                                                31,500                 915,075
-----------------------------------------------------------------------------------------
Deluxe Corp.                                               27,000                 945,000
-----------------------------------------------------------------------------------------
Harland (John H.) Co.                                      31,700                 614,029
-----------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                      10,600                 365,170
-----------------------------------------------------------------------------------------
R.H. Donnelley Corp./1/                                    31,500                 831,600
                                                                              -----------
                                                                                3,670,874

-----------------------------------------------------------------------------------------
Retail: General--0.1%
Dress Barn, Inc. (The)/1/                                  13,500                 305,640

                     16 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Retail: Specialty--4.9%
Burlington Coat Factory Warehouse Corp.                    18,600             $   278,070
-----------------------------------------------------------------------------------------
Cato Corp., Cl. A                                          40,000                 678,000
-----------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc./1/                            2,500                  35,500
-----------------------------------------------------------------------------------------
Chico's FAS, Inc./1/                                       16,000                 416,000
-----------------------------------------------------------------------------------------
Christopher & Banks Corp./1/                               16,000                 527,200
-----------------------------------------------------------------------------------------
Circuit City Stores, Inc./CarMax Group./1/                 58,000               1,061,400
-----------------------------------------------------------------------------------------
Copart, Inc./1/                                            33,100                 971,485
-----------------------------------------------------------------------------------------
Elizabeth Arden, Inc./1/                                   13,000                 171,470
-----------------------------------------------------------------------------------------
Fossil, Inc./1/                                            37,000                 671,180
-----------------------------------------------------------------------------------------
Fred's, Inc.                                               26,250                 859,687
-----------------------------------------------------------------------------------------
Genesco, Inc./1/                                           81,300               1,483,725
-----------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc./1/                            22,000                 594,000
-----------------------------------------------------------------------------------------
Hot Topic, Inc./1/                                         20,000                 505,600
-----------------------------------------------------------------------------------------
J. Jill Group, Inc./1/                                     24,000                 366,720
-----------------------------------------------------------------------------------------
Lands' End, Inc./1/                                         9,000                 288,360
-----------------------------------------------------------------------------------------
Michaels Stores, Inc./1/                                   13,000                 667,810
-----------------------------------------------------------------------------------------
Movado Group, Inc.                                          7,700                 125,510
-----------------------------------------------------------------------------------------
O'Reilly Automotive, Inc./1/                               29,700                 839,322
-----------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc./1/                     80,000               1,100,000
-----------------------------------------------------------------------------------------
Reebok International Ltd./1/                               69,700               1,446,972
-----------------------------------------------------------------------------------------
Regis Corp. of Minnesota                                   21,000                 446,460
-----------------------------------------------------------------------------------------
Ross Stores, Inc.                                           9,100                 284,830
-----------------------------------------------------------------------------------------
Smart & Final, Inc./1/                                     17,000                 160,650
-----------------------------------------------------------------------------------------
UniFirst Corp.                                             21,500                 377,325
                                                                              -----------
                                                                               14,357,276

-----------------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.9%
bebe stores, inc./1/                                       92,200               1,537,896
-----------------------------------------------------------------------------------------
Coach, Inc./1/                                              7,000                 195,300
-----------------------------------------------------------------------------------------
Deb Shops, Inc.                                            25,000                 599,500
-----------------------------------------------------------------------------------------
Jones Apparel Group, Inc./1/                                6,316                 174,322
-----------------------------------------------------------------------------------------
Nautica Enterprises, Inc./1/                               14,000                 169,680
-----------------------------------------------------------------------------------------
OshKosh B'Gosh, Inc., Cl. A                                 5,000                 173,700
-----------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                  48,000                 409,920
-----------------------------------------------------------------------------------------
Polo Ralph Lauren Corp./1/                                 19,000                 418,380
-----------------------------------------------------------------------------------------
Quaker Fabric Corp./1/                                     73,000                 489,830
-----------------------------------------------------------------------------------------
Quicksilver, Inc./1/                                       12,300                 161,991
-----------------------------------------------------------------------------------------
Tommy Hilfiger Corp./1/                                    86,700                 996,183
-----------------------------------------------------------------------------------------
Too, Inc./1/                                               10,300                 274,083
                                                                              -----------
                                                                                5,600,785

                     17 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                          Shares              See Note 1
-----------------------------------------------------------------------------------------
Consumer Staples--7.9%
-----------------------------------------------------------------------------------------
Beverages--0.4%
Constellation Brands, Inc., Cl. A./1/                      14,000             $   574,560
-----------------------------------------------------------------------------------------
Cott Corp./1/                                              48,000                 673,920
                                                                              -----------
                                                                                1,248,480

-----------------------------------------------------------------------------------------
Broadcasting--0.9%
Crown Media Holdings, Inc., Cl. A./1/                      29,000                 298,120
-----------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A./1/                     110,000               1,490,500
-----------------------------------------------------------------------------------------
Saga Communications, Inc., Cl. A./1/                        8,000                 160,000
-----------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A./1/                      28,500                 549,765
                                                                              -----------
                                                                                2,498,385

-----------------------------------------------------------------------------------------
Education--0.4%
Corinthian Colleges, Inc./1/                                6,000                 219,180
-----------------------------------------------------------------------------------------
ITT Educational Services, Inc./1/                          18,000                 685,080
-----------------------------------------------------------------------------------------
New Horizons Worldwide, Inc./1/                             7,000                  73,500
-----------------------------------------------------------------------------------------
PLATO Learning, Inc./1/                                    21,733                 308,609
                                                                              -----------
                                                                                1,286,369

-----------------------------------------------------------------------------------------
Entertainment--3.2%
AFC Enterprises, Inc./1/                                   18,000                 454,500
-----------------------------------------------------------------------------------------
Applebee's International, Inc.                             22,500                 677,250
-----------------------------------------------------------------------------------------
Aztar Corp./1/                                              9,000                 129,150
-----------------------------------------------------------------------------------------
Brinker International, Inc./1/                             24,250                 615,950
-----------------------------------------------------------------------------------------
Buca, Inc./1/                                             119,200               1,618,736
-----------------------------------------------------------------------------------------
CBRL Group, Inc.                                           18,000                 451,980
-----------------------------------------------------------------------------------------
Landry's Restaurants, Inc.                                 21,500                 377,325
-----------------------------------------------------------------------------------------
LodgeNet Entertainment Corp./1/                             8,000                 120,880
-----------------------------------------------------------------------------------------
Rare Hospitality International, Inc./1/                    79,200               1,443,816
-----------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                        172,600               2,975,624
-----------------------------------------------------------------------------------------
THQ, Inc./1/                                               13,400                 667,320
                                                                              -----------
                                                                                9,532,531

-----------------------------------------------------------------------------------------
Food--1.9%
American Italian Pasta Co./1/                              20,000                 814,600
-----------------------------------------------------------------------------------------
Bunge Ltd./1/                                             146,800               2,586,616
-----------------------------------------------------------------------------------------
Dreyer's Grand Ice Cream, Inc.                              5,900                 192,930
-----------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc./1/                           37,000                 486,550
-----------------------------------------------------------------------------------------
J & J Snack Foods Corp./1/                                  3,000                  66,420
-----------------------------------------------------------------------------------------
Lance, Inc.                                                50,000                 667,500
-----------------------------------------------------------------------------------------
Nash Finch Co.                                             20,000                 461,000
-----------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                           11,000                 127,050
-----------------------------------------------------------------------------------------
Triarc Cos./1/                                             11,500                 265,650
                                                                              -----------
                                                                                5,668,316

                     18 | OPPENHEIMER SMALL CAP VALUE FUND


                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Food & Drug Retailers--0.3%
Duane Reade, Inc./1/                                                5,000      $  149,600
-----------------------------------------------------------------------------------------
Fleming Cos., Inc.                                                 19,000         457,900
-----------------------------------------------------------------------------------------
Pathmark Stores, Inc./1/                                           15,000         353,700
                                                                               ----------
                                                                                  961,200

-----------------------------------------------------------------------------------------
Household Goods--0.7%
Church & Dwight Co., Inc.                                          29,000         754,000
-----------------------------------------------------------------------------------------
Dial Corp. (The)                                                   53,000         884,040
-----------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                                  40,200         298,686
-----------------------------------------------------------------------------------------
Ruddick Corp.                                                      13,000         198,250
                                                                               ----------
                                                                                2,134,976

-----------------------------------------------------------------------------------------
Tobacco--0.1%
DIMON, Inc.                                                        45,000         281,250
-----------------------------------------------------------------------------------------
Standard Commercial Corp.                                           6,500         120,900
                                                                               ----------
                                                                                  402,150

-----------------------------------------------------------------------------------------
Energy--6.7%
-----------------------------------------------------------------------------------------
Energy Services--2.6%
Cal Dive International, Inc./1/                                    25,400         530,606
-----------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                               14,000         509,320
-----------------------------------------------------------------------------------------
Core Laboratories NV./1/                                          105,000       1,711,500
-----------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                               114,000         941,258
-----------------------------------------------------------------------------------------
Global Industries Ltd./1/                                          37,000         261,590
-----------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                            30,000         909,900
-----------------------------------------------------------------------------------------
Lufkin Industries, Inc.                                             6,000         162,300
-----------------------------------------------------------------------------------------
Oceaneering International, Inc./1/                                 29,000         565,500
-----------------------------------------------------------------------------------------
Superior Energy Services, Inc./1/                                  73,000         576,700
-----------------------------------------------------------------------------------------
Tesco Corp./1/                                                     41,200         255,780
-----------------------------------------------------------------------------------------
Torch Offshore, Inc./1/                                            30,200         166,402
-----------------------------------------------------------------------------------------
Trican Well Service Ltd./1/                                        74,300         690,738
-----------------------------------------------------------------------------------------
Varco International, Inc./1/                                       24,500         367,500
                                                                           --------------
                                                                                7,649,094

-----------------------------------------------------------------------------------------
Oil: Domestic--2.2%
Callon Petroleum Co./1/                                            50,000         339,000
-----------------------------------------------------------------------------------------
Denbury Resources, Inc./1/                                          8,600          73,960
-----------------------------------------------------------------------------------------
Frontier Oil Corp.                                                 80,500       1,529,500
-----------------------------------------------------------------------------------------
Kerr/McGee Corp.                                                    3,544         204,134
-----------------------------------------------------------------------------------------
Ocean Energy, Inc.                                                 17,000         310,250
-----------------------------------------------------------------------------------------
Patina Oil & Gas Corp.                                             11,100         299,145
-----------------------------------------------------------------------------------------
Prize Energy Corp., New (formerly known as
Vista Energy Resources, Inc.) /1/                                  22,700         389,305


                     19 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                              Market Value
                                                                   Shares       See Note 1
   ---------------------------------------------------------------------------------------
   Oil: Domestic Continued
   Quicksilver Resources, Inc./1/                                  23,000      $   334,650
   ---------------------------------------------------------------------------------------
   Spinnaker Exploration Co./1/                                    12,000          526,560
   ---------------------------------------------------------------------------------------
   Sunoco, Inc.                                                    21,000          786,030
   ---------------------------------------------------------------------------------------
   Swift Energy Co./1/                                             10,000          236,500
   ---------------------------------------------------------------------------------------
   Ultramar Diamond Shamrock Corp.                                 21,000        1,051,050
   ---------------------------------------------------------------------------------------
   Westport Resources Corp./1/                                     30,000          518,100
                                                                               -----------
                                                                                 6,598,184

   ---------------------------------------------------------------------------------------
   Oil: International--1.9%
   Canadian 88 Energy Corp./1/                                    254,700          333,906
   ---------------------------------------------------------------------------------------
   Canadian Hunter Exploration Ltd./1/                             40,000        1,326,106
   ---------------------------------------------------------------------------------------
   Compton Petroleum Corp./1/                                     280,000          820,623
   ---------------------------------------------------------------------------------------
   Paramount Resources Ltd./1/                                     75,000          683,537
   ---------------------------------------------------------------------------------------
   Penn West Petroleum Ltd./1/                                     13,000          325,287
   ---------------------------------------------------------------------------------------
   Rio Alto Exploration Ltd./1/                                    33,620          528,478
   ---------------------------------------------------------------------------------------
   Ventus Energy Ltd./1/                                          118,300          272,151
   ---------------------------------------------------------------------------------------
   Vermilion Resources Ltd./1/                                    200,000        1,342,493
                                                                               -----------
                                                                                 5,632,581

   ---------------------------------------------------------------------------------------
   Financial--17.7%
   ---------------------------------------------------------------------------------------
   Banks--9.0%
   1st Source Corp.                                                17,600          367,664
   ---------------------------------------------------------------------------------------
   American Financial Holdings, Inc.                               52,600        1,334,988
   ---------------------------------------------------------------------------------------
   Andover Bancorp, Inc.                                            3,000          148,950
   ---------------------------------------------------------------------------------------
   Area Bancshares Corp.                                            8,000          135,200
   ---------------------------------------------------------------------------------------
   Arrow Financial Corp.                                              420           11,861
   ---------------------------------------------------------------------------------------
   Associated Banc-Corp.                                           10,000          344,200
   ---------------------------------------------------------------------------------------
   BancFirst Corp.                                                  3,000          104,250
   ---------------------------------------------------------------------------------------
   BancorpSouth, Inc.                                              17,000          260,100
   ---------------------------------------------------------------------------------------
   Banner Corp.                                                    19,500          338,715
   ---------------------------------------------------------------------------------------
   BOK Financial Corp.                                             14,785          458,335
   ---------------------------------------------------------------------------------------
   Boston Private Financial Holdings, Inc.                          9,900          201,069
   ---------------------------------------------------------------------------------------
   City National Corp.                                             10,000          410,000
   ---------------------------------------------------------------------------------------
   Coastal Bancorp, Inc.                                           14,000          416,500
   ---------------------------------------------------------------------------------------
   Commerce Bancshares, Inc.                                       21,800          790,686
   ---------------------------------------------------------------------------------------
   Commercial Federal Corp.                                         8,000          199,680
   ---------------------------------------------------------------------------------------
   Community First Bankshares, Inc.                                18,000          432,360
   ---------------------------------------------------------------------------------------
   Connecticut Bancshares, Inc.                                     6,000          139,680
   ---------------------------------------------------------------------------------------
   Corus Bankshares, Inc.                                           3,000          125,700

                     20 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Banks Continued
Cullen/Frost Bankers, Inc.                                         40,000    $  1,078,400
-----------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                    37,500         909,375
-----------------------------------------------------------------------------------------
Downey Financial Corp.                                              3,000         105,420
-----------------------------------------------------------------------------------------
F.N.B. Corp.                                                       24,150         588,294
-----------------------------------------------------------------------------------------
First BanCorp                                                      23,000         631,810
-----------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                              7,000         658,000
-----------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                                 18,000         201,600
-----------------------------------------------------------------------------------------
First Federal Capital Corp.                                           600           8,832
-----------------------------------------------------------------------------------------
First Financial Bankshares, Inc.                                    3,250          97,045
-----------------------------------------------------------------------------------------
First Indiana Corp.                                                11,000         267,190
-----------------------------------------------------------------------------------------
First Midwest Bancorp, Inc.                                         3,000         100,260
-----------------------------------------------------------------------------------------
First Republic Bank/1/                                             24,000         483,600
-----------------------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                                       39,000         469,950
-----------------------------------------------------------------------------------------
First Virginia Banks, Inc.                                          3,500         158,130
-----------------------------------------------------------------------------------------
Frontier Financial Corp.                                            5,000         137,050
-----------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                              19,000         307,610
-----------------------------------------------------------------------------------------
Hancock Holding Co.                                                 3,000         116,700
-----------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                    29,900         500,825
-----------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                              46,800         711,360
-----------------------------------------------------------------------------------------
Independence Community Bank Corp.                                  35,000         851,200
-----------------------------------------------------------------------------------------
Independent Bank Corp.-Massachusetts                               27,300         530,985
-----------------------------------------------------------------------------------------
Independent Bank Corp.-Michigan                                    25,200         685,944
-----------------------------------------------------------------------------------------
Integra Bank Corp.                                                  6,000         131,160
-----------------------------------------------------------------------------------------
International Bancshares Corp.                                      3,750         139,613
-----------------------------------------------------------------------------------------
Irwin Financial Corp.                                              23,500         364,250
-----------------------------------------------------------------------------------------
MAF Bancorp, Inc.                                                  33,400         935,200
-----------------------------------------------------------------------------------------
Main Street Banks, Inc.                                             7,000         115,500
-----------------------------------------------------------------------------------------
Mississippi Valley Bancshares, Inc.                                16,000         606,720
-----------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                  35,000         464,450
-----------------------------------------------------------------------------------------
Pacific Northwest Bancorp                                          27,000         545,524
-----------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                        22,000         603,240
-----------------------------------------------------------------------------------------
Provident Bankshares Corp.                                         33,600         739,872
-----------------------------------------------------------------------------------------
R & G Financial Corp., Cl. B                                       18,000         333,540
-----------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                             34,000         501,500
-----------------------------------------------------------------------------------------
Riggs National Corp.                                                9,000         127,350
-----------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                               25,500         462,825
-----------------------------------------------------------------------------------------
S&T Bancorp, Inc.                                                  28,000         651,840
-----------------------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                                          5,000         202,050
-----------------------------------------------------------------------------------------
Seacoast Financial Services Corp.                                  42,600         639,000
-----------------------------------------------------------------------------------------
Second Bancorp, Inc.                                                6,000         130,140
-----------------------------------------------------------------------------------------
Sky Financial Group, Inc.                                           7,000         139,510


                     21 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Banks Continued
South Financial Group, Inc. (The)                                  11,000     $   175,450
-----------------------------------------------------------------------------------------
St. Francis Capital Corp.                                           1,900          38,475
-----------------------------------------------------------------------------------------
Staten Island Bancorp, Inc.                                        21,800         630,892
-----------------------------------------------------------------------------------------
Sterling Bancorp                                                    6,100         163,480
-----------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                          51,600         614,556
-----------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                12,000         348,000
-----------------------------------------------------------------------------------------
Umpqua Holdings Corp.                                               2,100          25,914
-----------------------------------------------------------------------------------------
United Bankshares, Inc.                                            24,000         652,800
-----------------------------------------------------------------------------------------
United National Bancorp                                             3,000          73,290
                                                                              -----------
                                                                               26,375,659

-----------------------------------------------------------------------------------------
Diversified Financial--2.5%
Actrade Financial Technologies Ltd./1/                             29,000         726,450
-----------------------------------------------------------------------------------------
Allied Capital Corp.                                               10,000         225,200
-----------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                   23,900         592,003
-----------------------------------------------------------------------------------------
Doral Financial Corp.                                              28,000         976,360
-----------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg./1/                   19,500         854,100
-----------------------------------------------------------------------------------------
Financial Federal Corp./1/                                         31,500         787,500
-----------------------------------------------------------------------------------------
First American Corp. (The)                                         14,400         239,760
-----------------------------------------------------------------------------------------
Global Payments, Inc.                                              36,600       1,096,170
-----------------------------------------------------------------------------------------
IBERIABANK Corp.                                                   13,600         377,128
-----------------------------------------------------------------------------------------
Jefferies Group, Inc.                                              16,000         530,720
-----------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc./1/                                        18,000         269,100
-----------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                               5,500         304,975
-----------------------------------------------------------------------------------------
Resource Bancshares Mortgage Group, Inc.                            9,000          78,390
-----------------------------------------------------------------------------------------
WFS Financial, Inc./1/                                             20,777         423,851
                                                                              -----------
                                                                                7,481,707

-----------------------------------------------------------------------------------------
Insurance--3.8%
Alfa Corp.                                                          4,000          85,200
-----------------------------------------------------------------------------------------
AmerUs Group Co.                                                   28,000         847,560
-----------------------------------------------------------------------------------------
Annuity & Life RE Holdings Ltd.                                    10,000         232,400
-----------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                         23,000         838,350
-----------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                  12,100         278,421
-----------------------------------------------------------------------------------------
First Health Group Corp./1/                                        17,000         459,000
-----------------------------------------------------------------------------------------
Gallagher (Arthur J.) & Co.                                        13,000         475,020
-----------------------------------------------------------------------------------------
Harleysville Group, Inc.                                           14,000         336,560
-----------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                        9,400         258,406
-----------------------------------------------------------------------------------------
HealthExtras, Inc./1/                                              12,000          69,960
-----------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co.                                         12,100         700,953
-----------------------------------------------------------------------------------------
Kansas City Life Insurance Co.                                      4,000         148,760
-----------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                                  10,300         269,757

                     22 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Insurance Continued
Leucadia National Corp.                                             4,000     $   115,920
-----------------------------------------------------------------------------------------
Old Republic International Corp.                                   20,000         507,400
-----------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                        37,500       3,618,000
-----------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                     13,500         599,400
-----------------------------------------------------------------------------------------
Trenwick Group Ltd.                                                28,000         217,280
-----------------------------------------------------------------------------------------
Triad Guaranty, Inc./1/                                            14,000         461,300
-----------------------------------------------------------------------------------------
Vesta Insurance Group, Inc.                                        10,000         127,400
-----------------------------------------------------------------------------------------
Willis Group Holdings Ltd./1/                                      24,500         570,605
                                                                              -----------
                                                                               11,217,652

-----------------------------------------------------------------------------------------
Real Estate Investment Trusts--0.2%
Indymac Mortgage Holdings, Inc./1/                                 20,000         513,600
-----------------------------------------------------------------------------------------
Savings & Loans--2.2%
BankAtlantic Bancorp, Inc.                                         43,000         348,300
-----------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A./1/                              18,500         270,100
-----------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                  17,000         228,480
-----------------------------------------------------------------------------------------
Commonwealth Bancorp, Inc.                                         12,000         253,440
-----------------------------------------------------------------------------------------
First Essex Bancorp, Inc.                                           9,200         241,960
-----------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                     24,000         596,160
-----------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                 6,000          99,240
-----------------------------------------------------------------------------------------
FirstFed Financial Corp./1/                                        16,000         355,840
-----------------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                             34,500         864,225
-----------------------------------------------------------------------------------------
Flushing Financial Corp.                                           16,200         289,980
-----------------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                         23,200         477,920
-----------------------------------------------------------------------------------------
Local Financial Corp./1/                                           25,000         308,750
-----------------------------------------------------------------------------------------
OceanFirst Financial Corp.                                          3,000          73,290
-----------------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                            89,000         881,100
-----------------------------------------------------------------------------------------
Washington Federal, Inc.                                           26,800         607,020
-----------------------------------------------------------------------------------------
Webster Financial Corp.                                            21,700         658,595
                                                                              -----------
                                                                                6,554,400

-----------------------------------------------------------------------------------------
Healthcare--8.7%
-----------------------------------------------------------------------------------------
Healthcare/Drugs--2.2%
Adolor Corp./1/                                                    28,500         437,475
-----------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc./1/                           1,500          37,950
-----------------------------------------------------------------------------------------
CIMA Labs, Inc./1/                                                  7,600         410,780
-----------------------------------------------------------------------------------------
Diagnostic Products Corp.                                          12,600         555,660
-----------------------------------------------------------------------------------------
Edwards Lifesciences Corp./1/                                      29,000         736,600
-----------------------------------------------------------------------------------------
Idexx Laboratories, Inc./1/                                        15,000         378,000
-----------------------------------------------------------------------------------------
LifePoint Hospitals, Inc./1/                                        1,500          46,770
-----------------------------------------------------------------------------------------
Owens & Minor, Inc.                                                15,000         264,150


                     23 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Healthcare/Drugs Continued
Perrigo Co./1/                                                     72,000     $ 1,064,880
-----------------------------------------------------------------------------------------
SangStat Medical Corp./1/                                          12,000         271,680
-----------------------------------------------------------------------------------------
Sicor, Inc./1/                                                     26,000         487,500
-----------------------------------------------------------------------------------------
Syncor International Corp./1/                                      10,000         290,000
-----------------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd./1/                              8,600         362,060
-----------------------------------------------------------------------------------------
Telik, Inc./1/                                                     45,900         360,315
-----------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc./1/                                     36,000         633,600
-----------------------------------------------------------------------------------------
XOMA Ltd./1/                                                       27,000         201,690
                                                                              -----------
                                                                                6,539,110

-----------------------------------------------------------------------------------------
Healthcare/Supplies & Services--6.5%
Accredo Health, Inc./1/                                            15,500         528,860
-----------------------------------------------------------------------------------------
AdvancePCS, Inc./1/                                                15,500         941,935
-----------------------------------------------------------------------------------------
Aksys Ltd./1/                                                      59,000         301,490
-----------------------------------------------------------------------------------------
Alberto-Culver Co., Cl. A                                          12,000         435,600
-----------------------------------------------------------------------------------------
Beverly Enterprises, Inc./1/                                       88,000         659,120
-----------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                10,000         574,000
-----------------------------------------------------------------------------------------
Cantel Medical Corp./1/                                            20,800         466,960
-----------------------------------------------------------------------------------------
CONMED Corp./1/                                                    28,200         475,734
-----------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                            21,000       1,008,000
-----------------------------------------------------------------------------------------
CorVel Corp./1/                                                    62,700       1,881,000
-----------------------------------------------------------------------------------------
Cytyc Corp./1/                                                      3,000          78,660
-----------------------------------------------------------------------------------------
Datascope Corp.                                                    17,700         592,773
-----------------------------------------------------------------------------------------
Dynacare, Inc./1/                                                  39,000         510,900
-----------------------------------------------------------------------------------------
Dynacq International, Inc./1/                                      23,500         414,310
-----------------------------------------------------------------------------------------
Gentiva Health Services, Inc./1/                                   64,000       1,088,000
-----------------------------------------------------------------------------------------
Haemonetics Corp./1/                                               20,500         781,050
-----------------------------------------------------------------------------------------
ICU Medical, Inc./1/                                               14,900         655,451
-----------------------------------------------------------------------------------------
Invacare Corp.                                                     24,500         820,750
-----------------------------------------------------------------------------------------
Inverness Medical Technology, Inc./1/                               1,400          53,550
-----------------------------------------------------------------------------------------
Ladish Co., Inc./1/                                                18,000         156,420
-----------------------------------------------------------------------------------------
Landauer, Inc.                                                      2,300          70,150
-----------------------------------------------------------------------------------------
Manor Care, Inc./1/                                                29,000         677,440
-----------------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc./1/                             31,000         575,050
-----------------------------------------------------------------------------------------
Ocular Sciences, Inc./1/                                           19,000         438,330
-----------------------------------------------------------------------------------------
Oxford Health Plans, Inc./1/                                       16,500         388,740
-----------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc./1/                        22,500         600,075
-----------------------------------------------------------------------------------------
ResMed, Inc./1/                                                    10,500         585,900
-----------------------------------------------------------------------------------------
Sola International, Inc./1/                                        44,000         703,120
-----------------------------------------------------------------------------------------
SRI/Surgical Express, Inc./1/                                      13,300         326,914

                     24 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Healthcare/Supplies & Services Continued
Steris Corp./1/                                                    31,000      $  694,400
-----------------------------------------------------------------------------------------
Sybron Dental Specialities, Inc./1/                                32,800         672,400
-----------------------------------------------------------------------------------------
Triad Hospitals, Inc./1/                                            5,000         134,500
-----------------------------------------------------------------------------------------
Unilab Corp./1/                                                     7,700         182,336
-----------------------------------------------------------------------------------------
United Surgical Partners International, Inc./1/                    13,600         244,800
-----------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B./1/                          6,000         242,340
-----------------------------------------------------------------------------------------
Vital Signs, Inc.                                                  12,000         324,600
                                                                               ----------
                                                                               19,285,658

-----------------------------------------------------------------------------------------
Technology--7.5%
Computer Hardware--2.0%
-----------------------------------------------------------------------------------------
3D Systems Corp./1/                                                 7,800          86,346
-----------------------------------------------------------------------------------------
Maxtor Corp./1/                                                   600,000       2,940,000
-----------------------------------------------------------------------------------------
Mentor Graphics Corp./1/                                          144,500       2,739,720
                                                                               ----------
                                                                                5,766,066

-----------------------------------------------------------------------------------------
Computer Services--1.0%
Bel Fuse, Inc., Cl. A./1/                                           6,000         117,000
-----------------------------------------------------------------------------------------
F.Y.I., Inc./1/                                                    12,900         463,755
-----------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                     12,000         297,000
-----------------------------------------------------------------------------------------
HNC Software, Inc./1/                                              71,000       1,228,300
-----------------------------------------------------------------------------------------
MedQuist, Inc./1/                                                  31,000         753,300
-----------------------------------------------------------------------------------------
SkillSoft Corp./1/                                                  7,000         160,650
                                                                               ----------
                                                                                3,020,005

-----------------------------------------------------------------------------------------
Computer Software--1.7%
Axcelis Technologies, Inc./1/                                     137,200       1,798,692
-----------------------------------------------------------------------------------------
Catapult Communications Corp./1/                                   37,000         838,050
-----------------------------------------------------------------------------------------
Century Business Services, Inc./1/                                 72,000         128,160
-----------------------------------------------------------------------------------------
Deltek Systems, Inc./1/                                            31,300         146,797
-----------------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                            14,700         698,985
-----------------------------------------------------------------------------------------
Innodata Corp./1/                                                  35,000         120,750
-----------------------------------------------------------------------------------------
Open Text Corp./1/                                                 32,000         825,920
-----------------------------------------------------------------------------------------
ProQuest Co./1/                                                     5,000         171,000
-----------------------------------------------------------------------------------------
Renaissance Learning, Inc./1/                                       6,000         196,260
                                                                               ----------
                                                                                4,924,614

-----------------------------------------------------------------------------------------
Communications Equipment--1.3%
Enterasys Networks, Inc./1/                                       386,800       3,078,928
-----------------------------------------------------------------------------------------
ESCO Technologies, Inc./1/                                         25,000         694,000
-----------------------------------------------------------------------------------------
Opticnet, Inc. /1,2/                                                9,350              --
                                                                               ----------
                                                                                3,772,928


                     25 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Electronics--1.5%
Bio-Rad Laboratories, Inc., Cl. A./1/                               5,600      $  347,200
-----------------------------------------------------------------------------------------
Checkpoint Systems, Inc./1/                                        19,000         198,740
-----------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                    8,300         413,257
-----------------------------------------------------------------------------------------
InterCept Group, Inc. (The)/1/                                     22,000         785,400
-----------------------------------------------------------------------------------------
Itron, Inc./1/                                                     13,600         381,616
-----------------------------------------------------------------------------------------
Monolithic System Technology, Inc./1/                              48,200         527,308
-----------------------------------------------------------------------------------------
Ultratech Stepper, Inc./1/                                        113,100       1,521,195
-----------------------------------------------------------------------------------------
Universal Electronics, Inc./1/                                     21,000         309,540
                                                                               ----------
                                                                                4,484,256

-----------------------------------------------------------------------------------------
Transportation--1.9%
-----------------------------------------------------------------------------------------
Air Transportation--0.1%
Atlantic Coast Airlines Holdings, Inc./1/                          17,000         319,260
-----------------------------------------------------------------------------------------
Railroads & Truckers--1.3%
Arnold Industries, Inc.                                            46,500       1,005,330
-----------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A./1/                                 26,700         719,565
-----------------------------------------------------------------------------------------
Heartland Express, Inc./1/                                         25,000         587,500
-----------------------------------------------------------------------------------------
Quixote Corp.                                                      26,600         589,190
-----------------------------------------------------------------------------------------
RailAmerica, Inc./1/                                               50,700         590,655
-----------------------------------------------------------------------------------------
Yellow Corp/1/                                                     15,000         330,000
                                                                               ----------
                                                                                3,822,240

-----------------------------------------------------------------------------------------
Shipping--0.5%
OMI Corp./1/                                                       72,000         290,880
-----------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                   43,000       1,070,270
                                                                               ----------
                                                                                1,361,150

-----------------------------------------------------------------------------------------
Utilities--2.1%
-----------------------------------------------------------------------------------------
Electric Utilities--0.7%
AGL Resources, Inc.                                                 1,300          26,845
-----------------------------------------------------------------------------------------
Black Hills Corp.                                                   6,000         164,760
-----------------------------------------------------------------------------------------
Conectiv, Inc.                                                     19,800         467,280
-----------------------------------------------------------------------------------------
Covanta Energy Corp./1/                                            49,000         637,980
-----------------------------------------------------------------------------------------
Energen Corp.                                                      10,000         245,000
-----------------------------------------------------------------------------------------
NorthWestern Corp.                                                  7,000         134,750
-----------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                       4,000         132,200
-----------------------------------------------------------------------------------------
UniSource Energy Corp.                                             15,000         236,400
                                                                               ----------
                                                                                2,045,215

                     26 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                             Market Value
                                                                   Shares      See Note 1
-----------------------------------------------------------------------------------------
Gas Utilities--1.4%
Cascade Natural Gas Corp.                                           6,000    $    121,200
-----------------------------------------------------------------------------------------
Equitable Resources, Inc.                                          22,000         724,020
-----------------------------------------------------------------------------------------
NICOR, Inc.                                                         6,000         233,340
-----------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                                      7,000         222,600
-----------------------------------------------------------------------------------------
Questar Corp.                                                      17,000         374,000
-----------------------------------------------------------------------------------------
Southwestern Energy Co./1/                                         61,000         719,800
-----------------------------------------------------------------------------------------
UGI Corp.                                                           4,000         115,600
-----------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                        50,000       1,611,000
                                                                             ------------
                                                                                4,121,560
                                                                             ------------
Total Common Stocks (Cost $253,877,569)                                       263,020,728

                                                                Principal
                                                                   Amount
=========================================================================================
Repurchase Agreements--10.9%

Repurchase agreement with Banc One Capital
Markets, Inc., 2.54%, dated 10/31/01, to
be repurchased at $32,104,265 on 11/1/01,
collateralized by U.S. Treasury Nts.,
7.875%, 11/15/04, with a value of
$22,833,562 and U.S. Treasury Bills,
1/3/02, with a value of $9,913,327
(Cost $32,102,000)                                            $32,102,000      32,102,000
-----------------------------------------------------------------------------------------
Total Investments, at Value (Cost $285,979,569)                     100.1%    295,122,728
-----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                (0.1)       (296,280)
                                                              ---------------------------
Net Assets                                                          100.0%   $294,826,448
                                                              ===========================

Footnotes to Statement of Investments

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

                     27 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES October 31, 2001


   =======================================================================================
   Assets
   Investments, at value (including repurchase agreements
   of $32,102,000) (cost $285,979,569)--see accompanying statement         $   295,122,728
   ---------------------------------------------------------------------------------------
   Cash                                                                            904,786
   ---------------------------------------------------------------------------------------
   Receivables and other assets:
   Investment sold                                                               6,457,961
   Interest and dividends                                                           83,139
   Other                                                                            46,396
                                                                           ---------------
   Total assets                                                                302,615,010

   =======================================================================================
   Liabilities

   Payables and other liabilities:
   Investments purchased                                                         7,005,072
   Shares of beneficial interest redeemed                                          540,894
   Shareholder reports                                                             110,961
   Distribution and service plan fees                                               61,461
   Trustees' compensation                                                           30,571
   Transfer and shareholder servicing agent fees                                     1,421
   Other                                                                            38,182
                                                                           ---------------
   Total liabilities                                                             7,788,562

   =======================================================================================
   Net Assets                                                              $   294,826,448
                                                                           ===============

   =======================================================================================
   Composition of Net Assets
   Par value of shares of beneficial interest                              $       153,933
   ---------------------------------------------------------------------------------------
   Additional paid-in capital                                                  284,966,191
   ---------------------------------------------------------------------------------------
   Accumulated net investment loss                                                 (25,521)
   ---------------------------------------------------------------------------------------
   Accumulated net realized gain (loss) on investments and foreign
   currency transactions                                                           588,686
   ---------------------------------------------------------------------------------------
   Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign
   currencies                                                                    9,143,159
                                                                           ---------------
   Net Assets                                                              $   294,826,448
                                                                           ===============

                     28 | OPPENHEIMER SMALL CAP VALUE FUND


   ===============================================================================
   Net Asset Value Per Share
   Class A Shares:
   Net asset value and redempton price per share (based on net assets of $172,394,949 and 8,827,758 shares of beneficial
   interest outstanding)                                                    $19.53
   Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price)                                       $20.72
   -------------------------------------------------------------------------------
   Class B Shares:
   Net asset value, redemption price (excludes applicable
   contingent deferred sales charge) and offering price per
   share (based on net assets of $95,417,929 and 5,115,790
   shares of beneficial interest outstanding)                               $18.65
   -------------------------------------------------------------------------------
   Class C Shares:
   Net asset value, redemption price (excludes applicable
   contingent deferred sales charge) and offering price per
   share (based on net assets of $26,604,376 and 1,428,751 shares
   of beneficial interest outstanding)                                      $18.62
   -------------------------------------------------------------------------------
   Class N Shares:
   Net asset value, redemption price (excludes applicable
   contingent deferred sales charge) and offering price per share
   (based on net assets of $409,194 and 20,976 shares of beneficial
   interest outstanding)                                                    $19.51

See accompanying Notes to Financial Statements.

                     29 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS For the Year Ended October 31, 2001


   =======================================================================================
   Investment Income
   Dividends (net of foreign withholding taxes of $9,409)                     $  1,677,512
   ---------------------------------------------------------------------------------------
   Interest                                                                        511,368
                                                                              ============
   Total income                                                                  2,188,880

   =======================================================================================
   Expenses

   Management fees                                                               2,752,474
   ---------------------------------------------------------------------------------------
   Distribution and service plan fees:
   Class A                                                                         664,116
   Class B                                                                         881,672
   Class C                                                                         241,123
   Class N                                                                             352
   ---------------------------------------------------------------------------------------
   Transfer and shareholder servicing agent:
   Class A                                                                         477,436
   Class B                                                                         258,961
   Class C                                                                          71,306
   Class N                                                                             253
   ---------------------------------------------------------------------------------------
   Shareholder reports                                                             196,391
   ---------------------------------------------------------------------------------------
   Trustees' compensation                                                           24,567
   ---------------------------------------------------------------------------------------
   Custodian fees and expenses                                                      14,591
   ---------------------------------------------------------------------------------------
   Other                                                                           197,793
                                                                              ------------
   Total expenses                                                                5,781,035
   Less voluntary waiver of transfer and shareholder servicing agent fees -         (9,563)
   Classes A, B, C and N
   Less reduction to custodian expenses                                             (8,754)
                                                                              ------------
   Net expenses                                                                  5,762,718

   =======================================================================================
   Net Investment Loss                                                          (3,573,838)

   =======================================================================================
   Realized and Unrealized Gain (Loss)
   Net realized gain (loss) on:
   Investments                                                                   2,204,057
   Foreign currency transactions                                                  (286,979)
                                                                              ------------
   Net relized gain (loss)                                                       1,917,078
   ---------------------------------------------------------------------------------------
   Net change in unrealized appreciation
   (depreciation) on:
   Investments                                                                  (8,984,598)
   Translation of assets and liabilities denominated in foreign currencies           1,105
                                                                              ------------
   Net change                                                                   (8,983,493)
                                                                              ------------
   Net realized and unrealized gain (loss)                                      (7,066,415)

   =======================================================================================
   Net Decrease in Net Assets Resulting from Operations                       $(10,640,253)
                                                                              ============


See accompanying Notes to Financial Statements.

                     30 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS


   Year Ended October 31,                                             2001            2000
   =======================================================================================
   Operations
   Net investment income (loss)                              $  (3,573,838) $   (2,892,727)
   ---------------------------------------------------------------------------------------
   Net realized gain (loss)                                      1,917,078      27,159,296
   ---------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)         (8,983,493)     31,805,185
                                                             -----------------------------
   Net increase (decrease) in net assets resulting from
   operations                                                  (10,640,253)     56,071,754
   =======================================================================================
   Dividends and/or Distributions to Shareholders
   Distributions from net realized gain:
   Class A                                                      (7,643,347)         (5,138)
   Class B                                                      (4,245,696)         (2,912)
   Class C                                                      (1,096,851)         (1,931)
   Class N                                                              --              --

   =======================================================================================
   Beneficial Interest Transactions
   Net increase (decrease) in net assets
   resulting from beneficial interest transactions:
   Class A                                                      28,136,903     (27,102,389)
   Class B                                                      19,515,640     (16,832,955)
   Class C                                                       6,597,307      (3,301,267)
   Class N                                                         410,857              --

   =======================================================================================
   Net Assets

   Total increase                                               31,034,560       8,825,162
   ---------------------------------------------------------------------------------------
   Beginning of period                                         263,791,888     254,966,726
                                                             -----------------------------
   End of period (including accumulated net investment
   loss of $25,521 and $21,710, respectively)                $  294,826,448 $  263,791,888
                                                             =============================

See accompanying Notes to Financial Statements.

                     31 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS


   Class A Year Ended October 31,            2001         2000        1999         1998            1997
   ====================================================================================================
   Per Share Operating Data
   Net asset value, beginning of period  $  21.26     $  16.82    $  17.29     $  22.26     $     19.03
   ----------------------------------------------------------------------------------------------------
   Income (loss) from investment
    operations:
   Net investment loss                       (.23)        (.16)       (.10)        (.09)           (.07)
   Net realized and unrealized gain
    (loss)                                   (.47)        4.60         .18        (3.02)           5.66
                                         --------------------------------------------------------------
   Total income (loss) from
   investment operations                     (.70)        4.44         .08        (3.11)           5.59
   ----------------------------------------------------------------------------------------------------
   Dividends and/or distributions to
   shareholders:
   Distributions from net realized gain     (1.03)          --/1/     (.54)       (1.86)          (2.36)
   Distributions in excess of net
   realized gain                               --           --        (.01)          --              --
                                         --------------------------------------------------------------
   Total dividends and/or distributions
   to shareholders                          (1.03)          --        (.55)       (1.86)          (2.36)
   ----------------------------------------------------------------------------------------------------
   Net asset value, end of period        $  19.53     $  21.26    $  16.82     $  17.29     $     22.26
                                         ==============================================================

   ====================================================================================================
   Total Return, at Net Asset Value/2/      (3.02)%      26.40%       0.38%      (15.05)%         32.72%

   =====================================================================================================
   Ratios/Supplemental Data

   Net assets, end of period
    (in thousands)                       $172,395     $157,759    $151,059     $183,567     $   181,973
   ----------------------------------------------------------------------------------------------------
   Average net assets (in thousands)     $163,007     $147,952    $170,205     $201,952     $   131,503
   ----------------------------------------------------------------------------------------------------
   Ratios to average net assets:/3/
   Net investment loss                      (1.06)%      (0.95)%     (0.60)%      (0.42)%         (0.32)%
   Expenses                                  1.86%        1.90%       1.96%        1.80%/4/        1.78%/4/
   ----------------------------------------------------------------------------------------------------
   Portfolio turnover rate                    162%         166%         87%          65%             82%


1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     32 | OPPENHEIMER SMALL CAP VALUE FUND



Class B     Year Ended October 31,                                 2001      2000     1999      1998        1997
====================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                            $ 20.47   $ 16.28  $ 16.84   $ 21.83     $ 18.79
--------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.23)     (.33)    (.22)     (.12)       (.05)
Net realized and unrealized gain (loss)                            (.56)     4.52      .21     (3.01)       5.45
                                                                ----------------------------------------------------
Total income (loss) from
investment operations                                              (.79)     4.19     (.01)    (3.13)       5.40
--------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                              (1.03)       --/1/  (.54)    (1.86)      (2.36)
Distributions in excess of net realized gain                         --        --     (.01)       --          --
                                                                ----------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (1.03)       --     (.55)    (1.86)      (2.36)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 18.65   $ 20.47  $ 16.28   $ 16.84     $ 21.83
                                                                ====================================================
====================================================================================================================
Total Return, at Net Asset Value/2/                               (3.60)%   25.74%   (0.16)%  (15.47)%     32.05%

====================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $95,418   $83,859  $82,949   $98,041     $79,754
--------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $88,235   $79,526  $94,863   $97,818     $47,462
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment loss                                               (1.65)%   (1.48)%  (1.10)%   (0.92)%     (0.80)%
Expenses                                                           2.45%     2.44%    2.45%     2.31%/4/    2.27%/4/
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             162%       66%      87%       65%         82%

1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                     33 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS Continued


   Class C    Year Ended October 31,        2001      2000      1999      1998        1997
   ============================================================================================
   Per Share Operating Data
   Net asset value, beginning of period   $ 20.44   $ 16.25   $ 16.81   $ 21.79     $ 18.76
   --------------------------------------------------------------------------------------------
   Income (loss) from investment
     operations:
   Net investment loss                       (.19)     (.33)     (.25)     (.13)       (.08)
   Net realized and unrealized gain (loss)   (.60)     4.52       .24     (2.99)       5.47
                                          -----------------------------------------------------
   Total income (loss) from
     investment operations                   (.79)     4.19      (.01)    (3.12)       5.39
   --------------------------------------------------------------------------------------------
   Dividends and/or distributions to
     shareholders:
   Distributions from net realized gain     (1.03)       --/1/   (.54)    (1.86)      (2.36)
   Distributions in excess of net
     realized gain                             --        --      (.01)       --          --
                                          -----------------------------------------------------
   Total dividends and/or distributions
     to shareholders                        (1.03)       --      (.55)    (1.86)      (2.36)
   --------------------------------------------------------------------------------------------
   Net asset value, end of period         $ 18.62   $ 20.44   $ 16.25   $ 16.81     $ 21.79
                                          =====================================================
   ============================================================================================
   Total Return, at Net Asset Value/2/      (3.61)%   25.79%    (0.16)%  (15.45)%     32.05%

   ============================================================================================
   Ratios/Supplemental Data

   Net assets, end of period (in
     thousands)                           $26,604   $22,173   $20,959   $26,707     $24,512
   --------------------------------------------------------------------------------------------
   Average net assets (in thousands)      $24,134   $20,521   $24,964   $28,647     $17,401
   --------------------------------------------------------------------------------------------
   Ratios to average net assets:/3/
   Net investment loss                      (1.64)%   (1.49)%   (1.10)%   (0.92)%     (0.81)%
   Expenses                                  2.45%     2.44%     2.45%     2.31%/4/    2.28%/4/
   --------------------------------------------------------------------------------------------
   Portfolio turnover rate                    162%      166%       87%       65%         82%

1. Less than $0.005 per share.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements

                     34 | OPPENHEIMER SMALL CAP VALUE FUND

                                                                  Period Ended
                                                                   October 31,
Class N                                                                2001/1/
================================================================================
Per Share Operating Data

Net asset value, beginning of period                                   $19.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                      (.04)
Net realized and unrealized gain (loss)                                  (.03)
                                                                   -------------
Total income (loss) from investment operations                           (.07)
--------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                       --
Distributions in excess of net realized gain                               --
                                                                   -------------
Total dividends and/or distributions
to shareholders                                                            --
--------------------------------------------------------------------------------
Net asset value, end of period                                         $19.51
                                                                   =============

================================================================================
Total Return, at Net Asset Value/2/                                     (0.36)%

================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)                               $  409
--------------------------------------------------------------------------------
Average net assets (in thousands)                                      $  106
--------------------------------------------------------------------------------
Ratios to average net assets:/3/
Net investment loss                                                     (1.14)%
Expenses                                                                 2.01%
--------------------------------------------------------------------------------
Portfolio turnover rate                                                   162%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

                     35 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, operated under the name of Oppenheimer Quest Small Cap FundSM through February 28, 2001, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

                     36 | OPPENHEIMER SMALL CAP VALUE FUND

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2001, the Fund's projected benefit obligations were increased by $4,370 and payments of $558 were made to retired trustees, resulting in an accumulated liability of $25,523 as of October 31, 2001.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                     37 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $2,820,317, a decrease in accumulated net investment loss of $3,570,027, and a decrease in accumulated net realized gain on investments of $749,710. This reclassification includes $741,425 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                     38 | OPPENHEIMER SMALL CAP VALUE FUND

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended October 31, 2001/1/   Year Ended October 31, 2000
                                 Shares              Amount        Shares          Amount
------------------------------------------------------------------------------------------
Class A
Sold                          4,958,465      $   99,631,224     3,669,954   $  70,880,054
Dividends and/or
distributions reinvested      396,702             7,346,840           291           4,948
Redeemed                      (3,947,339)       (78,841,161)  (5,231,325)    (97,987,391)
                              -----------------------------------------------------------
Net increase (decrease)       1,407,828      $   28,136,903   (1,561,080)   $(27,102,389)
                              ===========================================================

-----------------------------------------------------------------------------------------
Class B
Sold                           2,108,217     $   40,683,055     1,329,640   $  24,355,495
Dividends and/or
distributions reinvested         223,956          3,981,950           170           2,801
Redeemed                      (1,312,971)       (25,149,365)   (2,328,281)    (41,191,251)
                              -----------------------------------------------------------
Net increase (decrease)        1,019,202     $   19,515,640      (998,471)   $(16,832,955)
                              ===========================================================

-----------------------------------------------------------------------------------------
Class C
Sold                             911,099     $   17,673,282       487,151   $   8,886,448
Dividends and/or
distributions reinvested          56,599          1,004,647           114           1,903
Redeemed                        (623,819)       (12,080,622)     (691,896)    (12,189,618)
                              -----------------------------------------------------------
Net increase (decrease)          343,879     $    6,597,307      (204,631)   $ (3,301,267)
                              ===========================================================

-----------------------------------------------------------------------------------------
Class N
Sold                              21,089     $      413,033            --              --
Dividends and/or
distributions reinvested              --                 --            --              --
Redeemed                            (113)            (2,176)           --              --
                              -----------------------------------------------------------
Net increase (decrease)           20,976     $      410,857            --              --
                              ===========================================================

1. For the year ended October 2001, for Class A, B and C shares and for the period from March 1, 2001(inception of offering) to October 31, 2001, for Class N shares.


                    39   | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $439,069,385 and $425,392,200, respectively.

 As of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $286,564,242 was:

            Gross unrealized appreciation           $  34,326,088
            Gross unrealized depreciation             (25,767,602)
                                                    -------------
            Net unrealized appreciation             $   8,558,486
                                                    =============

================================================================================
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, and 0.85% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended October 31, 2001, was an annualized rate of 1.00%.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Classes A, B, C and N shares. This voluntary waiver of expenses limits transfer agent fees to 0.35% of average net assets for Classes A, B, C and N shares effective October 1, 2001.
--------------------------------------------------------------------------------
 Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                    Aggregate        Class A
                    Front-End      Front-End      Commissions      Commissions      Commissions      Commissions
                        Sales          Sales       on Class A       on Class B       on Class C       on Class N
                      Charges        Charges           Shares           Shares           Shares           Shares
                   on Class A    Retained by      Advanced by      Advanced by      Advanced by      Advanced by
Year Ended             Shares    Distributor   Distributor/1/   Distributor/1/    Distributor/1   Distributor/1/
----------------------------------------------------------------------------------------------------------------
October 31, 2001     $559,325       $154,880         $79,900          $725,731          $73,490           $3,543

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A          Class B
                          Contingent        Contingent           Class C
                            Deferred          Deferred        Contingent                  Class C
                               Sales             Sales          Deferred      Contingent Deferred
                             Charges           Charges     Sales Charges            Sales Charges
                         Retained by       Retained by       Retained by              Retained by
Year Ended               Distributor       Distributor       Distributor              Distributor
-------------------------------------------------------------------------------------------------
October 31, 2001             $3,693          $161,522             $4,587                      $--

                     40 | OPPENHEIMER SMALL CAP VALUE FUND

The Fund has adopted Distribution and Service Plans for Class A, Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Distribution and Service Plan Fees. Under the plan the Fund pays an asset-based sales charge to the Distributor at an annual rate of 0.15% of average annual net assets of Class A shares of the Fund (the Board of Trustees can set this rate up to 0.25%). Effective January 1, 2001, the asset-based sales charge rate for Class A shares was reduced from 0.20% to 0.15% of average annual net assets representing Class A shares. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits compensation to the Distributor at a rate up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2001, payments under the Class A Plan totaled $664,116, all of which was paid by the Distributor to recipients. That included $25,477 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                     41 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued

Distribution fees paid to the Distributor for the year ended October 31, 2001, were as follows:

                                                                           Distributor's
                                                          Distributor's        Aggregate
                                                              Aggregate     Unreimbursed
                                                           Unreimbursed    Expenses as %
                         Total Payments   Amount Retained      Expenses    of Net Assets
                             Under Plan    by Distributor    Under Plan         of Class
----------------------------------------------------------------------------------------
Class B Plan                   $881,672          $695,603    $2,077,469             2.18%
Class C Plan                    241,123            54,236       404,667             1.52
Class N Plan                        352               297         6,169             1.51

================================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. Illiquid or Restricted Securities

As of October 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to

                    42 | OPPENHEIMER SMALL CAP VALUE FUND
qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2001 was zero. Information concerning restricted securities is as follows:

                                                                                              Unrealized
                            Acquisition                         Valuation as of             Appreciation
Security                           Date              Cost      October 31, 2001            (Depreciation)
--------------------------------------------------------------------------------------------------------
Stocks and/or Warrants
Opticnet, Inc.                 10/26/00               $--                   $--                      $--

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

   The Fund had no borrowings outstanding during the year ended or at October 31, 2001.

                     43 | OPPENHEIMER SMALL CAP VALUE FUND

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Small Cap Value Fund (formerly Oppenheimer Quest Small Cap Fund/(SM)/, including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small Cap Value Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Denver, Colorado
November 21, 2001


                     44 | OPPENHEIMER SMALL CAP VALUE FUND

FEDERAL INCOME TAX INFORMATION Unaudited

================================================================================
 In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

       Dividends and distributions of $1.0318 per share were paid to Class A, Class B and Class C shareholders, respectively, on December 7, 2000, of which $0.4221 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

       None of the dividends paid by the Fund during the year ended October 31, 2001 are eligible for the corporate dividend-received deduction.

       The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                     45 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMER SMALL CAP VALUE FUND

A Series of Oppenheimer Quest For Value Funds
================================================================================
Officers and Trustees    Thomas W. Courtney, Chairman of the Board of Trustees
                         John V. Murphy, President
                         Paul Y. Clinton, Trustee
                         Robert G. Galli, Trustee
                         Lacy B. Herrmann, Trustee
                         Brian Wruble, Trustee
                         John Damian, Vice President
                         O. Leonard Darling, Vice President
                         Christopher Leavy, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary
================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and             OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of             Citibank, N.A
Portfolio Securities

================================================================================
Independent Auditors     KPMG LLP

================================================================================
Legal Counsel            Mayer, Brown & Platt

                         Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
                         498 Seventh Avenue, New York, NY 10018

         (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                     46 | OPPENHEIMER SMALL CAP VALUE FUND

OPPENHEIMERFUNDS FAMILY

   Global Equity      Developing Markets Fund                  Global Fund
                      International Small Company Fund         Quest Global Value Fund
                      Europe Fund                              Global Growth & Income Fund
                      International Growth Fund
---------------------------------------------------------------------------------------------
   Equity             Stock                                    Stock & Bond
                      Emerging Technologies Fund               Quest Opportunity Value Fund
                      Emerging Growth Fund                     Total Return Fund
                      Enterprise Fund                          Quest Balanced Value Fund
                      Discovery Fund                           Capital Income Fund
                      Main Street(R) Small Cap Fund            Multiple Strategies Fund
                      Small Cap Value Fund                     Disciplined Allocation Fund
                      MidCap Fund                              Convertible Securities Fund
                      Main Street(R) Opportunity Fund
                      Growth Fund                              Specialty
                      Capital Appreciation Fund                Real Asset Fund(R)
                      Main Street(R) Growth & Income Fund      Gold & Special Minerals Fund
                      Value Fund
                      Quest Capital Value Fund
                      Trinity Large Cap Growth Fund/1/
                      Trinity Core Fund
                      Trinity Value Fund
---------------------------------------------------------------------------------------------
   Income             Taxable                                  Municipal
                      International Bond Fund                  California Municipal Fund/4/
                      High Yield Fund                          New Jersey Municipal Fund/4/
                      Champion Income Fund                     New York Municipal Fund/4/
                      Strategic Income Fund                    Pennsylvania Municipal Fund/4/
                      Bond Fund                                Municipal Bond Fund
                      Senior Floating Rate Fund                Intermediate Municipal Fund
                      U.S. Government Trust
                      Limited-Term Government Fund
                      Capital Preservation Fund/2/

                      Rochester Division
                      Rochester National Municipals/3/
                      Rochester Fund Municipals
                      Limited Term New York Municipal Fund
----------------------------------------------------------------------------------------------
   Select Managers    Stock                                    Stock & Bond
                      Mercury Advisors Focus Growth Fund       QM Active Balanced Fund/2/
                      Gartmore Millennium Growth Fund II/5/
                      Jennison Growth Fund
                      Salomon Brothers Capital Fund
                      Mercury Advisors S&P 500(R) Index Fund/2/
----------------------------------------------------------------------------------------------
   Money Market/6/    Money Market Fund                     Cash Reserves

1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Available only through qualified retirement plans.
3. The Funds name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
4. Available to investors only in certain states.
5. The Funds name was changed from "Oppenheimer Select Managers Gartmore Millennium Growth Fund" on 5/11/01.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information about any of the Oppenheimer funds, including charges, expenses and risks, ask for a prospectus from your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

                     47 | OPPENHEIMER SMALL CAP VALUE FUND

INFORMATION AND SERVICES


                        As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance./1/ So call us today, or visit our website--we're here to help.
--------------------------------------------------------------------------------
                        Internet

                        24-hr access to account information and transactions/2/ www.oppenheimerfunds.com
                        --------------------------------------------------------
                        General Information
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.525.7048
                        --------------------------------------------------------
                        Telephone Transactions
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.852.8457
                        --------------------------------------------------------
                        PhoneLink/2/
                        24-hr automated information and automated transactions 1.800.CALL OPP (1.800.225.5677)
                        --------------------------------------------------------
                        Telecommunications Device for the Deaf (TDD)
                        Mon-Fri 9am-6:30pm ET 1.800.843.4461
                        --------------------------------------------------------
                        Transfer and Shareholder Servicing Agent
                        OppenheimerFunds Services
                        P.O. Box 5270, Denver, CO 80217-5270
                        --------------------------------------------------------
                        eDocs Direct
                        Receive shareholder reports and prospectus
                        notifications for your fund via email. Sign up at www.oppenheimerfunds.com
                        --------------------------------------------------------
                        Ticker Symbols Class A: QVSCX Class B: QSCBX Class C:
                        QSCCX Class N: QSCNX
--------------------------------------------------------------------------------
1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

                                                        [LOGO] OPPENHEIMERFUNDS

RA0251.001.1001 December 30, 2001